American Funds® Strategic Bond Fund
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 94.82% Mortgage-backed obligations 40.02% Federal agency mortgage-backed obligations 33.88%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	USD193,217	$176,256
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,848	2,475
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	41,383	34,650
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	28,159	22,430
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	8,576	6,922
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	7,223	6,015
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	28,906	24,053
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	133,824	115,837
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	44,424	38,583
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,346	4,648
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	11,025	8,900
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	4,153	3,611
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	10,174	8,470
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,474	6,486
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,054	885
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,052	884
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	1,037	871
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	507	425
Fannie Mae Pool #BT8154 4.00% 5/1/2052[1]	6,498	6,028
Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	4,851	4,502
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	11,838	10,985
Fannie Mae Pool #CB4384 4.50% 8/1/2052[1]	223,848	214,566
Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	9,128	8,469
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	25,456	24,250
Fannie Mae Pool #BV8052 4.50% 9/1/2052[1]	13,788	13,137
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
Fannie Mae Pool #CB4851 4.50% 10/1/2052[1]	230,868	219,930
Fannie Mae Pool #CB4801 4.50% 10/1/2052[1]	177,326	168,924
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	173,007	168,991
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	144,912	141,582
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	27,269	25,982
Fannie Mae Pool #BV7577 4.50% 11/1/2052[1]	21,931	20,896
Fannie Mae Pool #BW5065 5.00% 1/1/2053[1]	5,883	5,745
Fannie Mae Pool #CB5633 4.50% 2/1/2053[1]	127,655	121,631
Fannie Mae Pool #BX5114 5.00% 2/1/2053[1]	59,975	58,564
Fannie Mae Pool #BW1849 5.00% 2/1/2053[1]	1,664	1,625
Fannie Mae Pool #BX6074 5.00% 3/1/2053[1]	82,065	80,139
Fannie Mae Pool #FS4142 5.00% 3/1/2053[1]	72,505	70,822
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,546	5,143
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	10,908	10,393
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,731	4,622
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	104,110	101,612
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	76	77
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	47	48
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	34	35
American Funds Strategic Bond Fund — Page 1 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	USD66,391	$63,245
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	20,707	19,726
Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	71,599	66,354
Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	58,984	54,682
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	16,391	15,612
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	474,172	462,896
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	1,342	1,354
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	135,357	136,612
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]	11,840	12,212
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	18,629	19,060
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	3,086	2,684
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	9,125	7,363
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	12,881	10,723
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	950	801
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	15,220	13,202
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	509	427
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	19,341	17,950
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	6,997	6,667
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	124,553	115,429
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	31,882	30,369
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	18,405	17,535
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	7,991	7,614
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,748	4,523
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	10,790	10,010
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	46,599	44,389
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	3,059	2,915
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	3,653	3,389
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	37,188	36,322
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	107,791	105,272
Freddie Mac Pool #QF5426 5.00% 1/1/2053[1]	9,493	9,272
Freddie Mac Pool #QF7590 5.00% 2/1/2053[1]	15,932	15,557
Freddie Mac Pool #QF8385 5.00% 2/1/2053[1]	2,635	2,573
Freddie Mac Pool #QF9074 5.00% 2/1/2053[1]	998	975
Freddie Mac Pool #SD2515 5.00% 3/1/2053[1]	95,596	93,355
Freddie Mac Pool #QF8705 5.00% 3/1/2053[1]	22,500	21,971
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,651	7,475
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	200	196
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,226	3,073
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	2,459	2,400
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	474	481
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	449	455
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	296	299
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	207	213
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	219	213
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	24,333	23,174
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	259,590	253,376
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	47,731	48,173
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	32,836	33,867
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	24,762	21,118
Government National Mortgage Assn. 3.50% 4/1/2054[1,3]	122,000	111,024
Government National Mortgage Assn. 4.00% 4/1/2054[1,3]	72,140	67,512
Government National Mortgage Assn. 4.00% 5/1/2054[1,3]	48,200	45,138
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	7,362	6,272
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	7,826	6,668
American Funds Strategic Bond Fund — Page 2 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	USD944	$883
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	40,554	37,955
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,3]	17,082	13,517
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,3]	15,623	12,915
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,3]	41,559	35,760
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,3]	158,696	146,978
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,3]	413,500	393,809
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,3]	38,304	37,378
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,3]	2,229	2,250
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,3]	144,038	147,174
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,3]	46,818	48,263
Uniform Mortgage-Backed Security 2.00% 5/1/2054[1,3]	210,963	167,207
Uniform Mortgage-Backed Security 2.50% 5/1/2054[1,3]	122,250	101,197
Uniform Mortgage-Backed Security 3.00% 5/1/2054[1,3]	204,315	175,993
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,3]	463,000	428,992
Uniform Mortgage-Backed Security 4.50% 5/1/2054[1,3]	319,500	304,397
Uniform Mortgage-Backed Security 6.00% 5/1/2054[1,3]	2,000	2,018
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,3]	99,050	102,007
		6,173,959
Commercial mortgage-backed securities 4.08%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,4]	17,059	17,142
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[1,4]	3,591	3,372
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.29% 11/15/2055[1,4]	2,000	1,916
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.599% 5/15/2053[1,4]	1,500	1,349
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,5]	375	306
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.825% 7/15/2049[1,4]	2,500	2,346
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,4]	2,288	2,281
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,4]	5,000	4,030
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.745% 11/15/2032[1,4]	2,000	1,848
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.745% 11/15/2032[1,4]	1,111	1,092
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.505% 12/15/2052[1,4]	2,994	2,427
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[1,4]	1,750	1,602
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	1,873	1,918
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[1,4]	512	513
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[1,4]	2,094	2,061
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,4]	2,234	2,414
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,4]	1,480	1,524
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,4]	2,818	2,846
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.534% 12/15/2056[1,4]	1,195	1,287
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.534% 12/15/2056[1,4]	1,060	1,126
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.191% 6/15/2060[1,4]	1,900	1,733
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.01% 9/15/2060[1,4]	1,964	1,629
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.212% 5/15/2062[1,4]	2,500	1,886
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,4]	1,905	1,580
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.353% 1/15/2063[1,4]	3,340	2,716
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,4]	4,215	3,363
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,4]	750	641
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.393% 3/15/2064[1,4]	727	605
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,634
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	500	482
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,5]	800	767
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.596% 4/14/2033[1,4,5]	1,830	1,749
American Funds Strategic Bond Fund — Page 3 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[1,4,5]	USD2,667	$2,564
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,278
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,4]	2,054	1,917
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.149% 12/15/2055[1,4]	5,194	5,044
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.333% 4/15/2056[1,4]	721	740
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.385% 4/15/2056[1,4]	2,451	2,440
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.608% 7/15/2056[1,4]	1,411	1,399
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.126% 11/15/2056[1,4]	685	729
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.455% 12/15/2056[1,4]	2,602	2,759
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.455% 12/15/2056[1,4]	2,546	2,660
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	207	206
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.285% 2/15/2051[1,4]	2,325	2,052
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,4]	1,500	1,306
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	382
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,4]	13,000	11,524
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[1,4]	2,407	1,872
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[1,4]	3,995	4,113
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,4]	2,475	2,502
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,4]	2,500	2,223
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,4]	3,995	4,051
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,4]	1,998	1,756
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,545
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,4]	2,644	2,689
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[1,4]	1,925	1,987
Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.46% 11/15/2056[1,4]	1,587	1,687
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[1,4]	1,786	1,887
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	554	556
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[1,4]	184	186
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,4]	4,087	3,480
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.89% 3/15/2041[1,4,5]	2,023	2,029
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,4]	948	948
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[1,4]	1,561	1,638
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[1,4]	665	687
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,4]	41,374	43,486
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	2,804	2,870
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,4]	1,075	1,093
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,4]	1,030	1,101
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[1,4]	745	772
BMO Mortgage Trust, Series 2023-C7, Class C, 7.123% 12/15/2056[1,4]	558	586
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,5]	167	137
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,4]	669	686
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,4]	177	179
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.644% 5/15/2039[1,4,5]	7,449	7,486
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.466% 6/15/2027[1,4,5]	3,000	3,015
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 1/15/2034[1,4,5]	2,682	2,660
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.328% 9/15/2034[1,4,5]	4,700	4,611
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.027% 9/15/2034[1,4,5]	998	977
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[1,4,5]	22,871	22,716
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 9/15/2036[1,4,5]	5,810	5,750
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.09% 9/15/2036[1,4,5]	1,660	1,638
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.44% 9/15/2036[1,4,5]	2,820	2,784
American Funds Strategic Bond Fund — Page 4 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[1,4,5]	USD14,919	$14,731
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.086% 10/15/2036[1,4,5]	14,940	14,755
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.335% 10/15/2036[1,4,5]	9,200	9,031
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.164% 4/15/2037[1,4,5]	3,315	3,326
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.31% 6/15/2038[1,4,5]	3,844	3,809
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.54% 6/15/2038[1,4,5]	4,123	4,083
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.84% 6/15/2038[1,4,5]	10,705	10,599
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.69% 11/15/2038[1,4,5]	9,835	9,795
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.94% 11/15/2038[1,4,5]	2,319	2,304
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.29% 11/15/2038[1,4,5]	4,792	4,743
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.637% 11/15/2038[1,4,5]	685	678
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.286% 2/15/2039[1,4,5]	5,636	5,567
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.415% 2/15/2039[1,4,5]	6,500	6,357
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.274% 8/15/2039[1,4,5]	3,990	4,024
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.022% 8/15/2039[1,4,5]	4,257	4,294
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.018% 8/15/2039[1,4,5]	6,814	6,863
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.985% 10/15/2039[1,4,5]	1,949	1,957
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.535% 10/15/2039[1,4,5]	1,234	1,240
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.385% 10/15/2039[1,4,5]	335	337
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.501% 6/15/2040[1,4,5]	2,500	2,516
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.099% 6/15/2040[1,4,5]	6,500	6,526
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]	1,302	1,128
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,5]	2,250	1,958
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,5]	2,968	2,617
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.417% 3/15/2035[1,4,5]	2,985	2,971
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.513% 3/15/2035[1,4,5]	9,692	9,641
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.475% 9/15/2028[1,4,5]	2,875	2,904
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,4,5]	13,524	13,771
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,5]	5,926	5,654
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[1,4,5]	980	969
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,5]	2,522	2,457
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,4]	3,666	3,537
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.419% 2/10/2048[1,4]	5,640	5,380
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.137% 4/10/2048[1,4]	2,500	2,327
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.316% 9/15/2048[1,4]	1,185	1,136
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,4]	3,300	2,975
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	675	533
COMM Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046[1,4,5]	415	324
COMM Mortgage Trust, Series 2020-CX, Class E, 2.684% 11/10/2046[1,4,5]	195	135
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[1]	53	51
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[1]	655	629
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.427% 12/10/2047[1,4]	232	207
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.642% 11/15/2048[1,4]	1,827	1,705
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,5]	3,320	2,888
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	24,515	25,096
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,5]	30,927	30,496
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[1,4,5]	3,838	3,839
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[1,4,5]	3,503	3,506
American Funds Strategic Bond Fund — Page 5 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[1,4,5]	USD4,482	$4,482
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[1,4,5]	9,269	9,269
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[1,4]	2,477	2,492
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[1,4]	1,361	1,356
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 3.963% 12/10/2036[1,4,5]	6,500	6,314
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 3.963% 12/10/2036[1,4,5]	1,545	1,507
FS Commercial Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039[1,4,5]	707	739
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.247%) 7.373% 12/15/2036[1,4,5]	1,698	1,695
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.691% 3/15/2039[1,4,5]	2,642	2,652
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.19% 3/15/2039[1,4,5]	2,872	2,885
GS Mortgage Securities Trust, Series 2024-70P, Class C, 5.881% 3/10/2041[1,4,5]	1,885	1,871
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.045% 3/10/2041[1,4,5]	2,897	2,887
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,4]	240	233
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,4]	116	109
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.697% 5/10/2049[1,4]	1,503	1,400
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.405% 7/10/2051[1,4]	5,000	3,587
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[1]	1,869	1,494
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	85
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[1]	2,000	1,423
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.532% 5/15/2038[1,4,5]	1,000	991
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	3,000	2,830
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	300	285
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.612% 8/15/2037[1,4,5]	1,970	1,985
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.011% 8/15/2037[1,4,5]	780	786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	3,420	3,032
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	2,925	2,483
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,4,5]	1,598	1,293
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.668% 3/10/2050[1,4,5]	1,000	852
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.84% 10/15/2038[1,4,5]	1,856	1,856
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 6.049% 10/15/2046[1,4]	767	748
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[1,4]	298	293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	6,108	5,898
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]	1,016	961
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,4]	1,231	1,287
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,4]	1,132	1,118
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[1,4]	2,347	2,535
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[1,4]	392	410
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.185% 3/25/2050[1,4,5]	2,027	2,011
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[1,4,5]	19,635	20,071
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.82% 11/25/2053[1,4,5]	43,192	45,775
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.32% 11/25/2051[1,4,5]	4,000	3,946
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	2,045	1,891
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,5]	1,000	907
OPG Trust, Series 2021-PORT, Class D, (1-month USD CME Term SOFR + 1.245%) 6.571% 10/15/2036[1,4,5]	971	953
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.976% 10/19/2036[1,4,5]	2,948	2,967
American Funds Strategic Bond Fund — Page 6 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.626% 10/19/2036[1,4,5]	USD6,283	$6,327
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	2,790	2,719
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.94% 5/15/2038[1,4,5]	2,631	2,506
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.24% 5/15/2038[1,4,5]	1,910	1,792
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	21,061	17,445
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.366% 7/15/2036[1,4,5]	9,000	8,909
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.769% 11/15/2038[1,4,5]	5,562	5,526
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.018% 11/15/2038[1,4,5]	239	238
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.275% 1/15/2039[1,4,5]	8,500	8,364
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.025% 1/15/2039[1,4,5]	2,000	1,942
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.386% 8/15/2050[1,4]	1,582	1,449
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]	1,961	1,898
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]	3,989	3,870
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,4]	500	466
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.302% 10/15/2050[1,4]	4,975	4,427
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,313
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,4]	365	347
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052[1,4]	3,000	2,774
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	2,103
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[1,4]	4,000	3,825
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.944% 1/15/2059[1,4]	2,745	2,581
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,4]	2,000	1,795
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[1,4,5]	3,293	3,312
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,4,5]	490	483
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[1,4,5]	1,242	1,234
		742,162
Collateralized mortgage-backed obligations (privately originated) 2.06%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	7,455	6,940
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,5]	3,933	3,575
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	7,349	6,632
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	28,257	26,589
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,5]	2,932	2,861
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,5]	8,100	7,751
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,5]	2,673	2,619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	2,597	2,461
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,5]	3,764	3,485
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,5]	1,697	1,503
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,5]	1,697	1,470
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,5,6]	3,698	3,364
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.893% 6/15/2050[1,4]	700	603
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.335% 11/25/2024[1,4]	1,481	1,510
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.435% 9/25/2028[1,4]	656	682
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1EB1, (30-day Average USD-SOFR + 1.364%) 6.685% 7/25/2029[1,4]	36	36
American Funds Strategic Bond Fund — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 11.185% 7/25/2029[1,4]	USD490	$554
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (30-day Average USD-SOFR + 4.464%) 9.785% 4/25/2031[1,4,5]	2,499	2,690
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.07% 5/25/2042[1,4,5]	831	853
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[1,4,5]	8,689	8,929
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.02% 1/25/2044[1,4,5]	388	391
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 9.32% 1/25/2044[1,4,5]	500	509
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[1,4,5]	8,464	8,471
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.82% 2/25/2044[1,4,5]	7,110	7,172
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 4.00%) 9.02% 2/25/2044[1,4,5]	1,260	1,274
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,5]	1,000	924
FARM Mortgage Trust, Series 2024-1, Class B, 5.122% 10/1/2053[1,4,5]	2,378	1,932
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	5,226	5,639
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	849	906
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	962	965
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.735% 10/25/2027[1,4]	389	393
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.135% 4/25/2028[1,4]	1,426	1,488
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.085% 10/25/2028[1,4]	1,491	1,567
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.435% 12/25/2028[1,4]	164	174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (30-day Average USD-SOFR + 3.914%) 9.235% 3/25/2029[1,4]	382	399
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.62% 2/25/2042[1,4,5]	2,744	2,751
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[1,4,5]	7,179	7,274
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.22% 4/25/2042[1,4,5]	3,000	3,106
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.52% 5/25/2042[1,4,5]	207	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.67% 5/25/2042[1,4,5]	2,050	2,145
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.27% 6/25/2042[1,4,5]	2,903	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.82% 6/25/2042[1,4,5]	2,400	2,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[1,4,5]	953	965
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.02% 9/25/2042[1,4,5]	3,344	3,549
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.185% 9/25/2048[1,4,5]	2,500	2,914
American Funds Strategic Bond Fund — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.585% 7/25/2049[1,4,5]	USD9,324	$10,768
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.935% 9/25/2049[1,4,5]	1,250	1,412
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.135% 1/25/2050[1,4,5]	899	903
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[1,4,5]	1,179	1,191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.235% 2/25/2050[1,4,5]	5,000	5,377
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.785% 6/25/2050[1,4,5]	6,740	8,821
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.535% 6/27/2050[1,4,5]	1,956	2,156
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.435% 7/25/2050[1,4,5]	2,222	2,957
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[1,4,5]	14,889	16,863
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.435% 8/25/2050[1,4,5]	7,454	10,053
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.129% 10/25/2050[1,4,5]	1,181	1,204
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.829% 10/25/2050[1,4,5]	2,000	2,701
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.97% 12/25/2050[1,4,5]	1,500	1,651
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.712% 6/25/2054 (7.397% on 3/1/2028)[1,4,5]	576	578
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.91% 6/25/2054 (7.596% on 3/1/2028)[1,4,5]	466	468
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,5,6]	8,142	8,181
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]	2,712	2,723
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	2,909	2,827
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,262	2,189
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,4,5]	1,498	1,344
Mill City Mortgage Trust, Series 2017-1, Class B2, 4.013% 11/25/2058[1,4,5]	1,000	883
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.344% 5/25/2055[1,4,5]	4,286	4,289
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD CME Term SOFR + 1.165%) 6.494% 5/25/2055[1,4,5]	472	473
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,4,5]	8,097	6,895
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,5]	1,414	1,256
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,5]	698	603
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,5]	1,993	1,709
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,5]	1,219	1,040
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.227% 3/25/2054[1,4,5]	1,500	1,452
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.13% 4/25/2056[1,4,5]	3,500	3,190
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.235% 4/25/2057[1,4,5]	2,000	1,810
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.658% 6/25/2057[1,4,5]	1,000	850
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.72% 12/25/2058[1,4,5]	3,388	2,777
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[1,4,5]	2,550	2,217
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	24,714	22,962
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	7,078	7,059
American Funds Strategic Bond Fund — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,6]	USD43,605	$43,642
VM Fund I, LLC 8.625% 1/15/2028[5,7]	43,207	42,559
		375,839
Total mortgage-backed obligations		7,291,960
Corporate bonds, notes & loans 29.60% Financials 7.18%
AG Issuer, LLC 6.25% 3/1/2028[5]	2,500	2,450
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	4,190	4,341
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	3,325	3,336
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	9,355	8,817
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	3,000	2,958
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	2,212	2,371
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	2,596	2,567
AmWINS Group, Inc. 6.375% 2/15/2029[5]	4,670	4,698
Aon Corp. 5.35% 2/28/2033	6,249	6,286
Aon North America, Inc. 5.45% 3/1/2034	2,303	2,331
Aon North America, Inc. 5.75% 3/1/2054	690	708
Aretec Group, Inc. 10.00% 8/15/2030[5]	7,640	8,354
Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[5]	5,250	5,233
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	15,000	13,388
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	20,000	19,855
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	11,400	9,292
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	28,757	23,540
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	6,689	6,940
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	18,234	18,360
Bank of Montreal 2.65% 3/8/2027	30,000	28,127
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	13,096	13,041
Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	15,305
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	3,445	2,788
BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	7,032
BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	12,678
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,6]	25,000	25,186
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	14,000	14,666
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	15,000	16,044
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	9,425	9,513
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	6,344	6,325
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	11,560	11,661
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	11,023	11,455
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	19,388	19,750
Charles Schwab Corp. (The) 2.45% 3/3/2027	4,292	4,001
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	5,314	5,445
Chubb INA Holdings, Inc. 5.00% 3/15/2034	8,043	8,075
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	3,724	3,183
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	12,513	10,440
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	4,424	3,630
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	8,085	6,876
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	13,048	13,786
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	8,300	8,433
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	3,357	3,325
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	3,882	3,878
American Funds Strategic Bond Fund — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Coinbase Global, Inc. 3.375% 10/1/2028[5]	USD11,300	$9,694
Coinbase Global, Inc. 3.625% 10/1/2031[5]	46,125	37,297
Commonwealth Bank of Australia 2.688% 3/11/2031[5]	6,975	5,807
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	5,280	5,022
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	5,100	4,563
Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,432
Corebridge Financial, Inc. 3.90% 4/5/2032	6,548	5,896
Corebridge Financial, Inc. 4.40% 4/5/2052	9,914	8,093
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	12,525	12,091
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	9,425	8,892
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	2,219	2,217
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	3,294	3,409
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	7,375	7,714
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[6]	2,617	2,967
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	3,220	3,321
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	9,340	8,588
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	1,070	1,015
Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	6,931
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	3,736	3,024
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	17,185	14,428
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	36,434	30,325
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[6]	8,858	6,665
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	4,855	3,763
Hightower Holding, LLC 6.75% 4/15/2029[5]	3,380	3,180
Howden UK Refinance PLC 7.25% 2/15/2031[5]	7,210	7,245
Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	6,320	6,380
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	20,000	18,438
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	9,888	8,300
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	9,000	8,977
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	3,248	3,425
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[6]	20,587	20,843
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	22,173	23,796
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,055	998
HUB International, Ltd. 5.625% 12/1/2029[5]	7,300	6,852
HUB International, Ltd. 7.25% 6/15/2030[5]	12,781	13,144
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,874	1,817
Intesa Sanpaolo SpA 7.20% 11/28/2033[5]	2,439	2,629
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	14,687	14,202
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	15,750	14,803
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	11,000	10,750
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	4,600	3,829
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[6]	9,347	9,387
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	5,000	4,653
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	21,500	21,640
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	3,551	3,546
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	6,109
Mastercard, Inc. 4.85% 3/9/2033	768	774
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	3,546	3,552
Metropolitan Life Global Funding I 5.05% 1/8/2034[5]	1,261	1,250
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	3,159	2,923
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	3,020	2,936
American Funds Strategic Bond Fund — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	USD3,607	$3,600
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	3,101	3,099
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	13,993	11,434
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	16,036	16,092
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	10,196	11,161
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[6]	12,622	12,740
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[6]	10,577	10,519
Nasdaq, Inc. 6.10% 6/28/2063	1,409	1,504
National Australia Bank, Ltd. 2.99% 5/21/2031[5]	17,000	14,339
Navient Corp. 4.875% 3/15/2028	930	868
Navient Corp. 9.375% 7/25/2030	16,000	17,132
Navient Corp. 11.50% 3/15/2031	9,460	10,539
Navient Corp. 5.625% 8/1/2033	9,655	8,001
New York Life Global Funding 4.55% 1/28/2033[5]	5,893	5,691
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,500	2,593
Oxford Finance, LLC 6.375% 2/1/2027[5]	6,055	5,748
PayPal Holdings, Inc. 5.05% 6/1/2052	942	896
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	18,000	18,621
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	62,311	68,268
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	370	374
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	17,048	16,599
Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	16,356
Travelers Companies, Inc. 2.55% 4/27/2050	361	228
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	3,419	3,462
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	12,097	12,155
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[4,8]	12,815	12,911
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	2,050	1,948
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	7,797	7,950
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	23,203	23,439
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	22,550	20,953
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,6]	16,548	16,639
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[5,6]	5,375	4,433
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	15,571	15,347
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	4,891	4,715
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	31,062	33,331
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	37,412	37,514
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	16,223	14,349
Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,401
		1,307,949
Health care 4.30%
AbbVie, Inc. 2.60% 11/21/2024	3,616	3,552
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,113
AbbVie, Inc. 5.05% 3/15/2034	32,320	32,736
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,377
AbbVie, Inc. 5.40% 3/15/2054	20,690	21,313
AbbVie, Inc. 5.50% 3/15/2064	3,650	3,757
AdaptHealth, LLC 5.125% 3/1/2030[5]	6,865	5,993
Amgen, Inc. 3.00% 2/22/2029	600	555
Amgen, Inc. 4.05% 8/18/2029	16,075	15,457
Amgen, Inc. 5.25% 3/2/2030	11,990	12,177
American Funds Strategic Bond Fund — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.20% 3/1/2033	USD14,000	$13,094
Amgen, Inc. 5.25% 3/2/2033	31,086	31,362
Amgen, Inc. 4.875% 3/1/2053	4,975	4,533
Amgen, Inc. 5.65% 3/2/2053	20,474	20,877
Amgen, Inc. 5.75% 3/2/2063	12,500	12,759
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,709
AstraZeneca Finance, LLC 4.90% 2/26/2031	2,600	2,610
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	16,953
AstraZeneca PLC 3.375% 11/16/2025	3,600	3,510
AthenaHealth Group, Inc. 6.50% 2/15/2030[5]	10,000	9,157
Avantor Funding, Inc. 4.625% 7/15/2028[5]	5,785	5,489
Banner Health 2.913% 1/1/2051	10,000	6,798
Bausch Health Americas, Inc. 8.50% 1/31/2027[5]	10,655	6,273
Bausch Health Companies, Inc. 5.00% 2/15/2029[5]	5,100	2,172
Baxter International, Inc. 2.272% 12/1/2028	5,032	4,435
Baxter International, Inc. 2.539% 2/1/2032	8,938	7,389
Baxter International, Inc. 3.132% 12/1/2051	12,537	8,222
Bayer US Finance, LLC 6.50% 11/21/2033[5]	20,178	20,541
Bayer US Finance, LLC 6.875% 11/21/2053[5]	4,165	4,277
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,057
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	15,640
Boston Scientific Corp. 2.65% 6/1/2030	2,705	2,384
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,450	1,465
Bristol-Myers Squibb Co. 5.20% 2/22/2034	75,353	76,548
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,893
Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	925
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,662
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,424
Cencora, Inc. 5.125% 2/15/2034	1,971	1,968
Centene Corp. 2.45% 7/15/2028	24,165	21,453
Centene Corp. 3.00% 10/15/2030	3,625	3,111
Centene Corp. 2.50% 3/1/2031	1,519	1,251
Centene Corp. 2.625% 8/1/2031	3,049	2,505
Cigna Group (The) 2.375% 3/15/2031	1,713	1,443
Cigna Group (The) 5.25% 2/15/2034	1,988	1,986
Cigna Group (The) 5.60% 2/15/2054	1,064	1,069
CVS Health Corp. 5.25% 2/21/2033	2,144	2,145
CVS Health Corp. 5.30% 6/1/2033	8,385	8,408
CVS Health Corp. 5.625% 2/21/2053	12,500	12,284
CVS Health Corp. 5.875% 6/1/2053	4,000	4,072
CVS Health Corp. 6.00% 6/1/2063	3,074	3,176
Elevance Health, Inc. 4.75% 2/15/2033	3,300	3,222
Elevance Health, Inc. 5.125% 2/15/2053	926	888
Endo DAC 6.875% 10/15/2024[5]	625	409
Endo DAC 6.00% 6/30/2028[5]	4,300	304
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[5]	2,725	1,774
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	15,000	15,280
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,746
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	957
Gilead Sciences, Inc. 5.55% 10/15/2053	889	921
HCA, Inc. 3.625% 3/15/2032	5,028	4,453
Humana, Inc. 5.375% 4/15/2031	1,202	1,203
Humana, Inc. 5.95% 3/15/2034	1,849	1,921
Humana, Inc. 5.75% 4/15/2054	9,961	10,033
American Funds Strategic Bond Fund — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 6.625% 4/1/2030[5]	USD8,825	$8,766
Par Pharmaceutical, Inc. 7.50% 4/1/2027[5]	3,000	1,983
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	15,491	15,260
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,569
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	11,340	11,283
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[5,9]	11,967	11,118
Radiology Partners, Inc. 9.78% PIK 2/15/2030[5,9]	699	564
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[4,8]	1,026	990
Roche Holdings, Inc. 1.93% 12/13/2028[5]	23,675	20,907
Roche Holdings, Inc. 5.593% 11/13/2033[5]	14,044	14,741
Roche Holdings, Inc. 4.985% 3/8/2034[5]	16,154	16,274
Roche Holdings, Inc. 2.607% 12/13/2051[5]	9,473	6,036
Roche Holdings, Inc. 5.218% 3/8/2054[5]	608	617
Solventum Corp. 5.60% 3/23/2034[5]	1,675	1,681
Solventum Corp. 5.90% 4/30/2054[5]	1,588	1,585
Summa Health 3.511% 11/15/2051	9,945	7,426
Sutter Health 1.321% 8/15/2025	6,000	5,687
Sutter Health 5.164% 8/15/2033	9,905	9,989
Team Health Holdings, Inc. 6.375% 2/1/2025[5]	1,475	1,362
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	3,462	3,462
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,300	6,831
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	13,808
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,998
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	15,660
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,861
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	9,896
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	5,000	3,450
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	1,766	1,786
UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,477
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,595
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,626	2,497
UnitedHealth Group, Inc. 5.35% 2/15/2033	11,158	11,483
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,190
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	10,230
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,354
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,905
UnitedHealth Group, Inc. 5.375% 4/15/2054	638	649
UnitedHealth Group, Inc. 5.50% 4/15/2064	464	472
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,825
		783,437
Energy 3.52%
3R Lux SARL 9.75% 2/5/2031[5]	8,280	8,672
AI Candelaria (Spain), SLU 5.75% 6/15/2033[5]	2,990	2,429
Apache Corp. 4.625% 11/15/2025	5,395	5,215
Apache Corp. 4.25% 1/15/2030	495	459
Apache Corp. 5.10% 9/1/2040	2,350	2,018
Apache Corp. 4.75% 4/15/2043	11,335	8,945
Apache Corp. 5.35% 7/1/2049	1,665	1,409
Baytex Energy Corp. 7.375% 3/15/2032[5]	4,720	4,771
Borr IHC, Ltd. 10.00% 11/15/2028[5]	6,209	6,484
Borr IHC, Ltd. 10.375% 11/15/2030[5]	10,000	10,450
Callon Petroleum Co. 7.50% 6/15/2030[5]	1,400	1,485
American Funds Strategic Bond Fund — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	USD2,000	$1,929
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,703
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,091
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,358
Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,580
Chesapeake Energy Corp. 5.50% 2/1/2026[5]	1,800	1,790
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	1,550	1,539
Chevron Corp. 2.236% 5/11/2030	3,290	2,879
Chevron Corp. 3.078% 5/11/2050	1,181	849
Civitas Resources, Inc. 8.375% 7/1/2028[5]	12,575	13,254
Civitas Resources, Inc. 8.625% 11/1/2030[5]	2,455	2,638
Civitas Resources, Inc. 8.75% 7/1/2031[5]	9,090	9,738
CNX Resources Corp. 7.375% 1/15/2031[5]	3,079	3,138
CNX Resources Corp. 7.25% 3/1/2032[5]	1,960	1,994
Comstock Resources, Inc. 5.875% 1/15/2030[5]	3,015	2,733
Coterra Energy, Inc. 5.60% 3/15/2034	2,318	2,336
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	3,045	3,218
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	4,860	4,901
CrownRock, LP 5.00% 5/1/2029[5]	3,030	2,996
Diamondback Energy, Inc. 6.25% 3/15/2053	581	627
Ecopetrol SA 4.625% 11/2/2031	220	183
Ecopetrol SA 8.875% 1/13/2033	15,765	16,685
Ecopetrol SA 8.375% 1/19/2036	17,425	17,600
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	156
Enbridge, Inc. 6.70% 11/15/2053	13,685	15,480
Energean Israel Finance, Ltd. 5.875% 3/30/2031[5]	2,765	2,431
Energy Transfer, LP 2.90% 5/15/2025	3,201	3,108
Energy Transfer, LP 6.40% 12/1/2030	9,174	9,690
Energy Transfer, LP 6.55% 12/1/2033	2,456	2,638
Energy Transfer, LP 5.55% 5/15/2034	21,737	21,817
Energy Transfer, LP 5.95% 5/15/2054	14,821	14,800
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,10]	2,700	2,532
EQM Midstream Partners, LP 6.00% 7/1/2025[5]	7,200	7,215
EQM Midstream Partners, LP 6.50% 7/1/2027[5]	3,620	3,655
EQM Midstream Partners, LP 4.50% 1/15/2029[5]	2,555	2,398
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	2,850	2,653
EQT Corp. 6.125% 2/1/2025[6]	1,107	1,109
EQT Corp. 5.75% 2/1/2034	2,127	2,121
Equinor ASA 3.70% 4/6/2050	1,217	966
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,094
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	932
Global Partners, LP 8.25% 1/15/2032[5]	2,135	2,215
Gray Oak Pipeline, LLC 2.60% 10/15/2025[5]	4,442	4,236
Hess Corp. 5.80% 4/1/2047	1,303	1,341
Hilcorp Energy I, LP 5.75% 2/1/2029[5]	1,285	1,253
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	2,700	2,646
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	865	844
Hilcorp Energy I, LP 6.25% 4/15/2032[5]	4,550	4,491
Hilcorp Energy I, LP 8.375% 11/1/2033[5]	5,220	5,664
Kinder Morgan, Inc. 5.20% 6/1/2033	6,919	6,818
Kinder Morgan, Inc. 5.40% 2/1/2034	14,812	14,758
Kinder Morgan, Inc. 3.25% 8/1/2050	3,345	2,217
Leviathan Bond, Ltd. 6.75% 6/30/2030[5]	3,245	3,018
American Funds Strategic Bond Fund — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Marathon Oil Corp. 4.40% 7/15/2027	USD1,175	$1,142
Marathon Oil Corp. 5.70% 4/1/2034	2,548	2,549
Modec Finance BV 7.84% 7/15/2026[7,11]	9,000	9,049
MPLX, LP 1.75% 3/1/2026	5,933	5,549
MPLX, LP 4.95% 9/1/2032	9,163	8,905
Murphy Oil Corp. 5.875% 12/1/2027	1,261	1,252
MV24 Capital BV 6.748% 6/1/2034	12,598	11,863
MV24 Capital BV 6.748% 6/1/2034[5]	1,157	1,090
Neptune Energy Bondco PLC 6.625% 5/15/2025[5]	2,775	2,777
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,985	6,730
New Fortress Energy, Inc. 8.75% 3/15/2029[5]	10,180	10,150
NGL Energy Operating, LLC 8.125% 2/15/2029[5]	4,495	4,607
NGL Energy Operating, LLC 8.375% 2/15/2032[5]	8,540	8,760
Noble Finance II, LLC 8.00% 4/15/2030[5]	1,850	1,928
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	4,475	4,731
Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	9,953
Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,803
Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	12,941
ONEOK, Inc. 4.55% 7/15/2028	130	128
ONEOK, Inc. 4.35% 3/15/2029	230	223
ONEOK, Inc. 3.10% 3/15/2030	1,788	1,600
ONEOK, Inc. 5.80% 11/1/2030	2,126	2,192
ONEOK, Inc. 6.05% 9/1/2033	15,061	15,715
ONEOK, Inc. 4.95% 7/13/2047	402	354
ONEOK, Inc. 3.95% 3/1/2050	12,500	9,227
ONEOK, Inc. 7.15% 1/15/2051	2,610	2,943
ONEOK, Inc. 6.625% 9/1/2053	3,677	4,055
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	7,285	8,123
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	2,150	2,232
Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,708
Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,053
Petroleos Mexicanos 6.70% 2/16/2032	11,544	9,608
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	1,290	1,324
Raizen Fuels Finance SA 6.95% 3/5/2054[5]	2,050	2,112
Range Resources Corp. 4.75% 2/15/2030[5]	1,340	1,250
Shell International Finance BV 3.00% 11/26/2051	621	425
Southwestern Energy Co. 8.375% 9/15/2028	1,035	1,077
Southwestern Energy Co. 5.375% 3/15/2030	8,780	8,459
Southwestern Energy Co. 4.75% 2/1/2032	2,200	2,027
Talos Production, Inc. 9.00% 2/1/2029[5]	1,510	1,605
Talos Production, Inc. 9.375% 2/1/2031[5]	935	997
Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	3,915	4,029
Transocean, Inc. 8.00% 2/1/2027[5]	5,000	4,966
Transocean, Inc. 8.75% 2/15/2030[5]	3,417	3,565
Transocean, Inc. 6.80% 3/15/2038	5,000	4,200
USA Compression Partners, LP 7.125% 3/15/2029[5]	7,660	7,760
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	4,855	4,375
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	10,796	10,870
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	3,970	3,533
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	12,500	12,760
Venture Global LNG, Inc. 8.375% 6/1/2031[5]	7,740	7,987
American Funds Strategic Bond Fund — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Vital Energy, Inc. 7.875% 4/15/2032[5]	USD9,510	$9,668
Williams Companies, Inc. 5.15% 3/15/2034	24,499	24,289
		641,610
Industrials 2.52%
Allison Transmission, Inc. 3.75% 1/30/2031[5]	4,575	3,996
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.195% 9/22/2028[4,8]	8,798	8,799
BAE Systems PLC 5.30% 3/26/2034[5]	15,442	15,525
Boeing Co. 4.875% 5/1/2025	162	160
Boeing Co. 5.15% 5/1/2030	22,866	22,134
Boeing Co. 3.625% 2/1/2031	7,960	7,012
Boeing Co. 3.60% 5/1/2034	6,460	5,357
Boeing Co. 5.705% 5/1/2040	4,000	3,832
Boeing Co. 5.805% 5/1/2050	2,787	2,639
Boeing Co. 5.93% 5/1/2060	11,000	10,323
Bombardier, Inc. 7.125% 6/15/2026[5]	5,097	5,176
Bombardier, Inc. 7.875% 4/15/2027[5]	2,610	2,613
Bombardier, Inc. 6.00% 2/15/2028[5]	4,180	4,116
Bombardier, Inc. 7.50% 2/1/2029[5]	9,000	9,278
Bombardier, Inc. 8.75% 11/15/2030[5]	12,000	12,828
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,776
BWX Technologies, Inc. 4.125% 6/30/2028[5]	4,760	4,442
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,703
Canadian Pacific Railway Co. 3.10% 12/2/2051	16,554	11,436
Carrier Global Corp. 2.70% 2/15/2031	2,736	2,356
Carrier Global Corp. 5.90% 3/15/2034	12,611	13,260
Carrier Global Corp. 3.577% 4/5/2050	1,955	1,458
Carrier Global Corp. 6.20% 3/15/2054	11,737	12,934
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	2,525	2,339
CoreLogic, Inc. 4.50% 5/1/2028[5]	10,000	8,978
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[4,8]	3,375	3,194
CSX Corp. 2.40% 2/15/2030	2,228	1,950
CSX Corp. 5.20% 11/15/2033	2,003	2,038
CSX Corp. 3.80% 4/15/2050	546	427
Honeywell International, Inc. 5.00% 3/1/2035	8,444	8,479
Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,713
Icahn Enterprises, LP 9.75% 1/15/2029[5]	13,000	13,586
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	13,660	13,865
Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,470
Lockheed Martin Corp. 4.50% 2/15/2029	952	944
Lockheed Martin Corp. 5.25% 1/15/2033	13,204	13,581
Lockheed Martin Corp. 4.80% 8/15/2034	2,364	2,339
Lockheed Martin Corp. 5.70% 11/15/2054	6,373	6,801
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	2,538	2,554
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,641
Norfolk Southern Corp. 5.35% 8/1/2054	15,905	15,801
Northrop Grumman Corp. 4.90% 6/1/2034	3,714	3,651
PM General Purchaser, LLC 9.50% 10/1/2028[5]	6,330	6,466
Regal Rexnord Corp. 6.30% 2/15/2030[5]	15,000	15,368
Regal Rexnord Corp. 6.40% 4/15/2033[5]	15,000	15,572
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[5]	810	849
Rolls-Royce PLC 5.75% 10/15/2027[5]	10,265	10,302
RTX Corp. 4.125% 11/16/2028	3,135	3,034
American Funds Strategic Bond Fund — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 6.00% 3/15/2031	USD1,078	$1,134
RTX Corp. 6.10% 3/15/2034	7,284	7,789
RTX Corp. 5.375% 2/27/2053	12,191	12,033
RTX Corp. 6.40% 3/15/2054	4,069	4,608
Singapore Airlines, Ltd. 5.25% 3/21/2034	6,790	6,840
SkyMiles IP, Ltd. 4.50% 10/20/2025[5]	2,627	2,601
SkyMiles IP, Ltd. 4.75% 10/20/2028[5]	2,760	2,700
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.068% 10/20/2027[4,8]	2,250	2,322
Spirit AeroSystems, Inc. 4.60% 6/15/2028	7,085	6,649
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,492	2,721
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	4,400	4,927
TK Elevator Holdco GmbH 7.625% 7/15/2028[5]	7,875	7,729
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[5]	2,625	2,539
TransDigm, Inc. 5.50% 11/15/2027	5,000	4,898
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,853
Triumph Group, Inc. 9.00% 3/15/2028[5]	4,278	4,515
Union Pacific Corp. 2.375% 5/20/2031	26,768	22,877
Union Pacific Corp. 2.80% 2/14/2032	9,999	8,685
Union Pacific Corp. 2.95% 3/10/2052	9,118	6,140
United Airlines, Inc. 4.375% 4/15/2026[5]	3,605	3,488
United Airlines, Inc. 4.625% 4/15/2029[5]	2,920	2,719
WESCO Distribution, Inc. 7.125% 6/15/2025[5]	5,835	5,843
WESCO Distribution, Inc. 7.25% 6/15/2028[5]	3,095	3,162
		458,867
Utilities 2.23%
AES Corp. 2.45% 1/15/2031	7,500	6,142
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	2,799	2,431
Alabama Power Co. 3.94% 9/1/2032	15,000	13,922
Alabama Power Co. 5.85% 11/15/2033	2,900	3,056
Alabama Power Co. 3.00% 3/15/2052	13,130	8,897
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	5,853	4,477
Alliant Energy Finance, LLC 3.60% 3/1/2032[5]	6,800	5,996
Consumers Energy Co. 3.60% 8/15/2032	5,148	4,670
Consumers Energy Co. 4.625% 5/15/2033	14,550	14,172
DTE Electric Co. 3.65% 3/1/2052	5,750	4,361
DTE Energy Co. 3.00% 3/1/2032	9,475	8,249
Duke Energy Corp. 5.75% 9/15/2033	12,000	12,335
Duke Energy Corp. 6.10% 9/15/2053	8,000	8,461
Duke Energy Florida, LLC 5.95% 11/15/2052	2,850	3,032
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]	10,000	9,499
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	9,825	10,849
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,10]	350	347
Entergy Louisiana, LLC 4.75% 9/15/2052	650	580
Eversource Energy 5.50% 1/1/2034	10,697	10,705
FirstEnergy Corp. 2.65% 3/1/2030	3,712	3,194
Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,622
Florida Power & Light Co. 5.10% 4/1/2033	9,168	9,236
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,406
Georgia Power Co. 4.95% 5/17/2033	5,862	5,783
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	3,641	3,520
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	100
American Funds Strategic Bond Fund — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.95% 3/1/2026	USD355	$339
Pacific Gas and Electric Co. 3.30% 3/15/2027	144	136
Pacific Gas and Electric Co. 3.30% 12/1/2027	304	283
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,463
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	136
Pacific Gas and Electric Co. 4.55% 7/1/2030	15,281	14,533
Pacific Gas and Electric Co. 2.50% 2/1/2031	11,399	9,488
Pacific Gas and Electric Co. 3.25% 6/1/2031	28,176	24,478
Pacific Gas and Electric Co. 6.40% 6/15/2033	24,575	25,905
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,625	2,651
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,250	11,117
Pacific Gas and Electric Co. 6.75% 1/15/2053	2,560	2,792
PacifiCorp 5.45% 2/15/2034	12,250	12,296
PacifiCorp 3.30% 3/15/2051	1,750	1,169
PacifiCorp 2.90% 6/15/2052	608	373
PacifiCorp 5.35% 12/1/2053	13,534	12,613
PacifiCorp 5.50% 5/15/2054	23,741	22,867
PacifiCorp 5.80% 1/15/2055	6,725	6,638
PG&E Corp. 5.00% 7/1/2028	1,995	1,923
PG&E Corp. 5.25% 7/1/2030	1,485	1,413
Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,086
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[6]	500	488
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[4]	600	582
Southern California Edison Co. 2.85% 8/1/2029	1,100	992
Southern California Edison Co. 2.75% 2/1/2032	16,975	14,378
Southern California Edison Co. 3.60% 2/1/2045	1,009	760
Southern California Edison Co. 3.65% 2/1/2050	930	690
Southern California Edison Co. 3.45% 2/1/2052	25,000	17,693
Southern California Gas Co. 2.55% 2/1/2030	875	768
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	12,341	13,206
Virginia Electric & Power 2.30% 11/15/2031	1,763	1,467
Virginia Electric & Power 2.40% 3/30/2032	10,250	8,506
Virginia Electric & Power 2.45% 12/15/2050	8,041	4,730
Xcel Energy, Inc. 4.60% 6/1/2032	4,275	4,023
Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,303
Xcel Energy, Inc. 3.50% 12/1/2049	885	614
		405,941
Communication services 2.17%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN1,103,000	66,306
América Móvil, SAB de CV, 9.50% 1/27/2031	823,210	47,958
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,218
AT&T, Inc. 2.25% 2/1/2032	5,000	4,065
AT&T, Inc. 5.40% 2/15/2034	6,091	6,173
AT&T, Inc. 3.50% 9/15/2053	22,215	15,686
CCO Holdings, LLC 4.75% 3/1/2030[5]	2,200	1,890
CCO Holdings, LLC 4.25% 2/1/2031[5]	13,500	11,033
CCO Holdings, LLC 4.75% 2/1/2032[5]	20,000	16,342
CCO Holdings, LLC 4.50% 6/1/2033[5]	7,875	6,158
CCO Holdings, LLC 4.25% 1/15/2034[5]	8,725	6,594
Charter Communications Operating, LLC 6.65% 2/1/2034	1,774	1,819
Charter Communications Operating, LLC 5.25% 4/1/2053	16,047	12,723
American Funds Strategic Bond Fund — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Consolidated Communications, Inc. 5.00% 10/1/2028[5]	USD2,800	$2,336
DISH DBS Corp. 5.875% 11/15/2024	10,000	9,590
DISH Network Corp. 11.75% 11/15/2027[5]	10,125	10,347
Embarq Corp. 7.995% 6/1/2036	1,250	681
Gray Television, Inc. 5.375% 11/15/2031[5]	2,650	1,740
Meta Platforms, Inc. 3.85% 8/15/2032	35,000	32,814
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	20,019
Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	5,810	5,281
Netflix, Inc. 4.875% 4/15/2028	10,244	10,233
Netflix, Inc. 5.875% 11/15/2028	9,336	9,709
Netflix, Inc. 6.375% 5/15/2029	275	293
Netflix, Inc. 5.375% 11/15/2029[5]	828	845
Netflix, Inc. 4.875% 6/15/2030[5]	912	906
News Corp. 3.875% 5/15/2029[5]	3,725	3,409
Nexstar Media, Inc. 4.75% 11/1/2028[5]	6,000	5,473
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	7,600	6,958
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	10,575	8,825
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	17,012
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,641
T-Mobile USA, Inc. 5.05% 7/15/2033	1,881	1,862
T-Mobile USA, Inc. 5.15% 4/15/2034	887	884
T-Mobile USA, Inc. 5.65% 1/15/2053	474	484
Univision Communications, Inc. 6.625% 6/1/2027[5]	7,100	6,950
Univision Communications, Inc. 8.00% 8/15/2028[5]	5,485	5,592
Univision Communications, Inc. 4.50% 5/1/2029[5]	6,750	6,038
Univision Communications, Inc. 7.375% 6/30/2030[5]	2,050	2,029
Verizon Communications, Inc. 4.329% 9/21/2028	3,095	3,027
Verizon Communications, Inc. 1.75% 1/20/2031	2,607	2,117
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	6,997
Verizon Communications, Inc. 2.875% 11/20/2050	661	432
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	11,144
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,089	973
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	576	479
		396,085
Consumer discretionary 2.06%
1011778 B.C. Unlimited Liability Co. 5.75% 4/15/2025[5]	3,200	3,194
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,402
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,766	2,373
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	4,720	4,315
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	1,915	1,650
Amazon.com, Inc. 1.00% 5/12/2026	20,000	18,474
Amazon.com, Inc. 2.10% 5/12/2031	20,000	16,968
Amazon.com, Inc. 4.70% 12/1/2032	1,093	1,098
Amazon.com, Inc. 3.10% 5/12/2051	10,000	7,188
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,865	2,647
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	3,495	3,169
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	3,605	3,281
AutoNation, Inc. 3.85% 3/1/2032	15,000	13,343
BMW US Capital, LLC 3.90% 4/9/2025[5]	5,300	5,226
BMW US Capital, LLC 3.45% 4/1/2027[5]	8,625	8,285
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,220
Boyd Gaming Corp. 4.75% 6/15/2031[5]	9,565	8,799
Carnival Corp. 5.75% 3/1/2027[5]	11,000	10,894
American Funds Strategic Bond Fund — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 4.00% 8/1/2028[5]	USD11,000	$10,254
Carnival Corp. 6.00% 5/1/2029[5]	14,555	14,371
Carnival Corp. 7.00% 8/15/2029[5]	3,470	3,622
Carnival Corp. 10.50% 6/1/2030[5]	1,975	2,162
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	24,000	24,053
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	7,775	6,927
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	7,835	6,505
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	5,000	4,590
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	5,000	4,494
Ford Motor Co. 4.75% 1/15/2043	3,329	2,768
Ford Motor Co. 5.291% 12/8/2046	6,671	5,939
Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,139
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,292
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,590
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,373
Ford Motor Credit Co., LLC 2.90% 2/10/2029	5,725	5,051
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,075
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,866	5,239
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,974	1,986
General Motors Co. 6.80% 10/1/2027	1,882	1,971
Grand Canyon University 4.375% 10/1/2026	10,000	9,550
Grand Canyon University 5.125% 10/1/2028	7,000	6,348
Grupo Axo, SAPI de CV 5.75% 6/8/2026[5]	4,450	4,306
Hanesbrands, Inc. 9.00% 2/15/2031[5]	2,000	2,056
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[4,8]	2,817	2,819
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,403	3,176
Jacobs Entertainment, Inc. 6.75% 2/15/2029[5]	5,305	5,158
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	4,795	5,020
Marriott International, Inc. 5.75% 5/1/2025	129	129
McDonald’s Corp. 4.95% 8/14/2033	5,068	5,077
McDonald’s Corp. 3.625% 9/1/2049	979	744
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,889
McDonald’s Corp. 5.15% 9/9/2052	2,620	2,538
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	3,991
MGM Resorts International 6.75% 5/1/2025	3,500	3,501
NCL Corp., Ltd. 5.875% 2/15/2027[5]	3,805	3,762
NCL Corp., Ltd. 7.75% 2/15/2029[5]	4,880	5,071
Party City Holdings, Inc. 0% 10/12/2028[7]	560	— [2]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,9]	2,374	2,267
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[5]	16,160	15,606
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	5,000	4,945
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	11,931	12,638
Scientific Games Holdings, LP 6.625% 3/1/2030[5]	5,195	5,026
Tapestry, Inc. 7.85% 11/27/2033	8,782	9,539
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,648
Universal Entertainment Corp. 8.75% 12/11/2024[5]	5,500	5,931
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	5,229	5,415
		375,077
Materials 1.89%
Anglo American Capital PLC 5.375% 4/1/2025[5]	919	913
Anglo American Capital PLC 5.625% 4/1/2030[5]	6,000	6,091
Ball Corp. 2.875% 8/15/2030	14,060	12,011
American Funds Strategic Bond Fund — Page 21 of 45

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	USD4,431	$4,396
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,276
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,465
Braskem Idesa SAPI 7.45% 11/15/2029	13,000	10,643
Braskem Idesa SAPI 6.99% 2/20/2032[5]	13,676	10,625
Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,811
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	3,950
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	8,660	8,986
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,701
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	7,945	7,647
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,888
Celanese US Holdings, LLC 6.35% 11/15/2028	12,754	13,221
Celanese US Holdings, LLC 6.55% 11/15/2030	3,389	3,567
Celanese US Holdings, LLC 6.70% 11/15/2033	6,447	6,878
Consolidated Energy Finance SA 12.00% 2/15/2031[5]	18,000	18,821
CVR Partners, LP 6.125% 6/15/2028[5]	5,290	5,089
Dow Chemical Co. (The) 5.15% 2/15/2034	11,733	11,698
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,715
Dow Chemical Co. (The) 6.90% 5/15/2053	768	889
Dow Chemical Co. (The) 5.60% 2/15/2054	6,572	6,551
Eastman Chemical Co. 5.625% 2/20/2034	7,035	7,078
EIDP, Inc. 4.80% 5/15/2033	6,692	6,602
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	6,500	6,240
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	11,200	11,616
FXI Holdings, Inc. 12.25% 11/15/2026[5]	13,721	13,772
FXI Holdings, Inc. 12.25% 11/15/2026[5]	8,422	8,435
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	15,800	13,132
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	679	453
LABL, Inc. 9.50% 11/1/2028[5]	4,370	4,426
LYB International Finance III, LLC 5.50% 3/1/2034	5,022	5,033
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,193
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,932
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	12,605	12,851
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	8,230	8,678
NOVA Chemicals Corp. 5.25% 6/1/2027[5]	6,050	5,703
NOVA Chemicals Corp. 8.50% 11/15/2028[5]	3,165	3,373
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	10,000	8,573
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	6,005	6,203
OCI NV 6.70% 3/16/2033[5]	14,213	14,179
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	21,000	21,424
Tronox, Inc. 4.625% 3/15/2029[5]	9,435	8,474
		344,202
Consumer staples 1.44%
7-Eleven, Inc. 0.95% 2/10/2026[5]	6,625	6,125
7-Eleven, Inc. 1.30% 2/10/2028[5]	1,890	1,648
7-Eleven, Inc. 1.80% 2/10/2031[5]	12,000	9,644
7-Eleven, Inc. 2.50% 2/10/2041[5]	12,000	8,132
7-Eleven, Inc. 2.80% 2/10/2051[5]	10,835	6,735
Albertsons Companies, Inc. 3.50% 3/15/2029[5]	5,730	5,149
Altria Group, Inc. 3.70% 2/4/2051	442	309
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	4,373	4,230
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	4,827	4,858
BAT Capital Corp. 5.834% 2/20/2031	669	675
American Funds Strategic Bond Fund — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 2.726% 3/25/2031	USD5,000	$4,207
BAT Capital Corp. 4.742% 3/16/2032	15,000	14,356
BAT Capital Corp. 6.421% 8/2/2033	5,707	5,974
BAT Capital Corp. 6.00% 2/20/2034	15,510	15,715
BAT Capital Corp. 4.39% 8/15/2037	1,050	883
BAT Capital Corp. 3.734% 9/25/2040	1,368	1,015
BAT Capital Corp. 4.54% 8/15/2047	1,719	1,328
BAT Capital Corp. 4.758% 9/6/2049	941	750
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,292
BAT Capital Corp. 7.081% 8/2/2053	18,814	20,301
Campbell Soup Co. 5.40% 3/21/2034	16,733	16,867
Conagra Brands, Inc. 5.40% 11/1/2048	525	493
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,278
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	5,958
Constellation Brands, Inc. 4.90% 5/1/2033	1,988	1,951
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,458
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,168
J. M. Smucker Co. (The) 6.20% 11/15/2033	4,213	4,497
J. M. Smucker Co. (The) 6.50% 11/15/2043	1,086	1,179
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,058	3,398
MARB BondCo PLC 3.95% 1/29/2031[5]	2,821	2,328
Minerva Luxembourg SA 8.875% 9/13/2033[5]	10,745	11,312
NBM US Holdings, Inc. 6.625% 8/6/2029[11]	3,667	3,646
Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,121
Philip Morris International, Inc. 5.75% 11/17/2032	10,007	10,338
Philip Morris International, Inc. 5.625% 9/7/2033	20,000	20,465
Philip Morris International, Inc. 5.25% 2/13/2034	10,775	10,684
Post Holdings, Inc. 5.50% 12/15/2029[5]	4,000	3,869
Post Holdings, Inc. 4.625% 4/15/2030[5]	4,000	3,675
Post Holdings, Inc. 4.50% 9/15/2031[5]	10,920	9,834
Reynolds American, Inc. 5.85% 8/15/2045	105	98
Target Corp. 4.50% 9/15/2032	3,761	3,687
		262,630
Real estate 1.17%
Alexandria Real Estate Equities, Inc. 5.25% 5/15/2036	1,726	1,695
American Tower Corp. 5.45% 2/15/2034	3,578	3,585
Boston Properties, LP 2.55% 4/1/2032	904	716
Boston Properties, LP 2.45% 10/1/2033	593	447
Boston Properties, LP 6.50% 1/15/2034	19,565	20,306
COPT Defense Properties, LP 2.75% 4/15/2031	2,000	1,651
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	4,075	3,570
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,858
Crown Castle, Inc. 5.80% 3/1/2034	21,365	21,866
Equinix, Inc. 2.625% 11/18/2024	2,226	2,182
Equinix, Inc. 2.90% 11/18/2026	883	829
Equinix, Inc. 3.40% 2/15/2052	4,370	3,062
FibraSOMA 4.375% 7/22/2031[5]	7,079	5,780
GLP Capital, LP 4.00% 1/15/2030	2,000	1,827
Highwoods Realty, LP 7.65% 2/1/2034	3,000	3,275
Hudson Pacific Properties, LP 4.65% 4/1/2029	182	155
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	2,944
Iron Mountain, Inc. 5.00% 7/15/2028[5]	4,000	3,831
Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,095	4,200
American Funds Strategic Bond Fund — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 4.75% 2/1/2030	USD940	$751
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	4,356
Kilroy Realty, LP 2.50% 11/15/2032	544	410
Kilroy Realty, LP 2.65% 11/15/2033	1,513	1,122
Kilroy Realty, LP 6.25% 1/15/2036	14,982	14,645
KRC Interim Corp. 6.40% 3/1/2034	2,574	2,757
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	2,025	1,896
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	1,185	1,078
MPT Operating Partnership, LP 5.25% 8/1/2026	2,000	1,833
MPT Operating Partnership, LP 5.00% 10/15/2027	1,274	1,068
Prologis, LP 5.00% 3/15/2034	4,575	4,550
Prologis, LP 5.25% 3/15/2054	865	850
Public Storage Operating Co. 5.35% 8/1/2053	10,690	10,747
Service Properties Trust 4.75% 10/1/2026	2,295	2,141
Service Properties Trust 4.95% 2/15/2027	540	500
Service Properties Trust 3.95% 1/15/2028	1,165	998
Service Properties Trust 8.625% 11/15/2031[5]	5,145	5,492
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,666
Sun Communities Operating, LP 2.70% 7/15/2031	14,919	12,295
Sun Communities Operating, LP 4.20% 4/15/2032	18,016	16,201
VICI Properties, LP 3.75% 2/15/2027[5]	955	906
VICI Properties, LP 3.875% 2/15/2029[5]	6,800	6,264
VICI Properties, LP 4.125% 8/15/2030[5]	7,033	6,400
VICI Properties, LP 5.125% 5/15/2032	21,918	20,986
VICI Properties, LP 5.625% 5/15/2052	452	419
Vornado Realty, LP 2.15% 6/1/2026	934	850
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[5,9,12]	16,031	972
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[5,9,12]	12,775	1,405
XHR, LP 4.875% 6/1/2029[5]	4,350	4,031
		213,368
Information technology 1.12%
Analog Devices, Inc. 1.70% 10/1/2028	6,752	5,935
Analog Devices, Inc. 2.10% 10/1/2031	14,325	11,886
Apple, Inc. 4.85% 5/10/2053	450	448
Broadcom, Inc. 3.419% 4/15/2033[5]	8,000	6,938
Broadcom, Inc. 3.469% 4/15/2034[5]	5,000	4,286
Broadcom, Inc. 3.187% 11/15/2036[5]	5,996	4,774
Cisco Systems, Inc. 4.95% 2/26/2031	4,296	4,336
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	29,241
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	2,106
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	14,175	13,609
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[4,8]	10,877	10,847
CommScope, Inc. 7.125% 7/1/2028[5]	2,162	857
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[4,5,8]	20,064	21,001
Entegris, Inc. 4.75% 4/15/2029[5]	9,885	9,484
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,8,11]	2,915	2,929
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[4,8,11]	56	56
Intel Corp. 5.15% 2/21/2034	10,935	10,964
Intel Corp. 5.60% 2/21/2054	6,315	6,439
American Funds Strategic Bond Fund — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
NCR Atleos Corp. 9.50% 4/1/2029[5]	USD14,074	$15,068
Oracle Corp. 3.60% 4/1/2050	5,000	3,615
Oracle Corp. 3.95% 3/25/2051	6,167	4,702
Oracle Corp. 5.55% 2/6/2053	1,760	1,723
Salesforce, Inc. 1.95% 7/15/2031	1,483	1,232
ServiceNow, Inc. 1.40% 9/1/2030	5,590	4,525
Texas Instruments, Inc. 4.85% 2/8/2034	5,003	5,029
UKG, Inc. 6.875% 2/1/2031[5]	7,850	8,003
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[4,8]	2,015	2,032
Unisys Corp. 6.875% 11/1/2027[5]	2,675	2,380
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,11]	10,655	10,370
		204,815
Total corporate bonds, notes & loans		5,393,981
U.S. Treasury bonds & notes 11.64% U.S. Treasury 8.92%
U.S. Treasury 2.25% 4/30/2024	1,224	1,221
U.S. Treasury 3.25% 8/31/2024	165	164
U.S. Treasury 4.25% 9/30/2024	94	94
U.S. Treasury 4.375% 10/31/2024	2,004	1,994
U.S. Treasury 3.875% 4/30/2025	1,978	1,955
U.S. Treasury 4.25% 1/31/2026	1,881	1,866
U.S. Treasury 1.875% 6/30/2026	566	534
U.S. Treasury 0.875% 9/30/2026	2,093	1,916
U.S. Treasury 1.625% 9/30/2026	385	359
U.S. Treasury 4.625% 10/15/2026	3,268	3,278
U.S. Treasury 1.75% 12/31/2026	24,924	23,203
U.S. Treasury 4.00% 1/15/2027	39,665	39,202
U.S. Treasury 4.25% 3/15/2027	3,092	3,078
U.S. Treasury 4.125% 10/31/2027	1,908	1,894
U.S. Treasury 3.625% 3/31/2028	6,311	6,154
U.S. Treasury 4.875% 10/31/2028	2,631	2,698
U.S. Treasury 3.125% 11/15/2028	205	195
U.S. Treasury 4.375% 11/30/2028	2,439	2,453
U.S. Treasury 3.75% 12/31/2028	23,606	23,113
U.S. Treasury 4.00% 1/31/2029	19,971	19,773
U.S. Treasury 1.875% 2/28/2029	47,310	42,398
U.S. Treasury 4.25% 2/28/2029	37,271	37,332
U.S. Treasury 3.50% 1/31/2030[13]	344,000	331,097
U.S. Treasury 4.25% 2/28/2031	693	695
U.S. Treasury 1.375% 11/15/2031	4,248	3,472
U.S. Treasury 2.75% 8/15/2032	3,174	2,849
U.S. Treasury 4.125% 11/15/2032	17,130	17,022
U.S. Treasury 4.00% 2/15/2034	20,456	20,125
U.S. Treasury 4.375% 11/15/2039[13]	209,700	211,600
U.S. Treasury 1.125% 8/15/2040	45,000	27,882
U.S. Treasury 1.875% 2/15/2041[13]	268,000	186,996
U.S. Treasury 2.25% 5/15/2041[13]	98,018	72,486
U.S. Treasury 1.75% 8/15/2041[13]	447,578	302,277
U.S. Treasury 3.00% 5/15/2042	50,082	41,032
U.S. Treasury 3.25% 5/15/2042	36,720	31,235
U.S. Treasury 3.875% 2/15/2043	1,690	1,563
U.S. Treasury 4.375% 8/15/2043	1,867	1,846
American Funds Strategic Bond Fund — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 11/15/2043	USD20,623	$21,406
U.S. Treasury 4.50% 2/15/2044	1,968	1,980
U.S. Treasury 1.375% 8/15/2050[13]	29,660	15,675
U.S. Treasury 1.625% 11/15/2050	66,000	37,315
U.S. Treasury 2.375% 5/15/2051[13]	77,828	52,872
U.S. Treasury 3.625% 2/15/2053	15,719	13,810
U.S. Treasury 4.75% 11/15/2053	14,479	15,465
		1,625,574
U.S. Treasury inflation-protected securities 2.72%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	50,452	49,361
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[13,14]	171,095	155,377
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[14]	3,912	2,476
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[13,14]	396,836	237,927
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[14]	86,420	50,966
		496,107
Total U.S. Treasury bonds & notes		2,121,681
Bonds & notes of governments & government agencies outside the U.S. 6.87%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,681
Angola (Republic of) 8.00% 11/26/2029	6,000	5,603
Argentine Republic 1.00% 7/9/2029	161	87
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[6]	16,951	7,070
Brazil (Federative Republic of) 0% 7/1/2024	BRL931,000	181,108
Brazil (Federative Republic of) 6.00% 8/15/2040[14]	56,600	11,489
Brazil (Federative Republic of) 6.00% 8/15/2050[14]	1,042,397	211,754
Brazil (Federative Republic of) 6.00% 5/15/2055[14]	9,313	1,899
Brazil (Federative Republic of) 6.00% 8/15/2060[14]	56,600	11,516
Chile (Republic of) 4.34% 3/7/2042	USD3,565	3,118
Chile (Republic of) 3.10% 1/22/2061	21,959	13,906
Colombia (Republic of) 3.00% 1/30/2030	5,422	4,511
Colombia (Republic of) 3.125% 4/15/2031	3,297	2,642
Colombia (Republic of) 8.00% 4/20/2033	22,365	23,651
Colombia (Republic of) 7.50% 2/2/2034	7,660	7,847
Colombia (Republic of) 8.00% 11/14/2035	5,815	6,119
Colombia (Republic of) 5.625% 2/26/2044	200	159
Colombia (Republic of) 5.00% 6/15/2045	7,341	5,344
Colombia (Republic of) 5.20% 5/15/2049	1,279	943
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	1,909
Egypt (Arab Republic of) 7.60% 3/1/2029	695	642
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,668
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	931
Egypt (Arab Republic of) 7.903% 2/21/2048	605	460
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,492
Egypt (Arab Republic of) 8.15% 11/20/2059	25,335	19,444
Egypt (Arab Republic of) 7.50% 2/16/2061	920	663
European Investment Bank 0.625% 10/21/2027	15,310	13,410
Gabonese Republic 7.00% 11/24/2031[5]	10,000	8,555
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[9]	GHS21,489	1,071
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[9]	21,520	958
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[9]	20,772	840
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[9]	20,802	778
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[9]	19,736	691
American Funds Strategic Bond Fund — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[9]	GHS19,765	$659
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[9]	19,794	634
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[9]	8,818	275
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[9]	8,831	270
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[9]	8,844	267
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[9]	8,857	265
Ghana (Republic of) 5.00% PIK and 5.00% Cash 2/2/2038[9]	8,870	265
Greece (Hellenic Republic of) 3.45% 4/2/2024	EUR1,220	1,316
Greece (Hellenic Republic of) 3.375% 2/15/2025	1,480	1,599
India (Republic of) 7.88% 3/19/2030	INR333,000	4,119
India (Republic of) 7.61% 5/9/2030	367,000	4,534
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	12,313
Israel (State of) 3.75% 2/28/2029	ILS148,960	39,916
Israel (State of) 1.30% 4/30/2032	775,347	168,267
Israel (State of) 5.50% 3/12/2034	USD27,544	27,320
Israel (State of) 5.75% 3/12/2054	18,015	17,280
Japan, Series 20, 0.10% 3/10/2025[14]	JPY544,000	3,649
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,185
Korea Housing Finance Corp. 4.625% 2/24/2028[5]	14,900	14,835
Mic Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[5]	1,420	1,343
Mozambique (Republic of) 9.00% 9/15/2031	30,000	25,767
Oman (Sultanate of) 7.00% 1/25/2051[5]	10,000	10,550
OMERS Finance Trust 3.50% 4/19/2032[5]	20,000	18,305
OMERS Finance Trust 4.00% 4/19/2052[5]	20,000	15,898
Panama (Republic of) 7.50% 3/1/2031	2,835	2,946
Panama (Republic of) 2.252% 9/29/2032	8,527	6,109
Panama (Republic of) 6.40% 2/14/2035	8,595	8,138
Panama (Republic of) 6.875% 1/31/2036	10,460	10,224
Panama (Republic of) 8.00% 3/1/2038	2,565	2,694
Panama (Republic of) 4.50% 4/16/2050	7,400	5,014
Panama (Republic of) 6.853% 3/28/2054	8,060	7,340
Panama (Republic of) 4.50% 4/1/2056	1,475	965
Panama (Republic of) 7.875% 3/1/2057	2,315	2,345
Panama (Republic of) 3.87% 7/23/2060	4,293	2,501
Panama (Republic of) 4.50% 1/19/2063	8,157	5,248
Peru (Republic of) 2.392% 1/23/2026	1,365	1,295
Peru (Republic of) 6.15% 8/12/2032	PEN254,420	64,306
Peru (Republic of) 3.00% 1/15/2034	USD7,055	5,796
Peru (Republic of) 2.78% 12/1/2060	17,695	10,245
Romania 3.50% 4/3/2034	EUR995	921
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,705
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	13,061	12,963
South Africa (Republic of) 5.875% 4/20/2032	15,000	13,538
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	11,933
Ukraine 7.375% 9/25/2034[12]	USD5,370	1,571
United Kingdom 0.125% 8/10/2041[14]	GBP3,200	3,578
United Mexican States 6.00% 5/7/2036	USD12,140	12,192
United Mexican States 5.00% 4/27/2051	3,290	2,776
United Mexican States 6.338% 5/4/2053	6,235	6,167
United Mexican States 6.40% 5/7/2054	5,000	4,993
United Mexican States 3.75% 4/19/2071	13,080	8,358
United Mexican States, Series M20, 10.00% 12/5/2024	MXN1,060,000	63,306
American Funds Strategic Bond Fund — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 7.50% 6/3/2027	MXN60,000	$3,414
United Mexican States, Series M, 8.00% 11/7/2047	496,456	25,761
		1,252,132
Asset-backed obligations 5.26%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.926% 4/15/2034[1,4,5]	USD1,500	1,497
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 7.318% 4/20/2036[1,4,5]	2,000	2,014
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.818% 4/20/2036[1,4,5]	500	503
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,5]	108	108
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,5]	2	2
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	173	174
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	29	28
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	450	453
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	849	848
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[1,4,5]	30,950	31,273
Allegro CLO Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.828% 1/19/2033[1,4,5]	1,500	1,500
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[1,5]	199	199
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	139	139
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,5]	5	5
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[1,5]	970	966
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,5]	2,159	2,152
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,5]	554	553
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[1,5]	880	889
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	878	875
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	592	590
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 7.185% 5/26/2031[1,4,5]	1,000	1,002
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	6,733
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.84% 7/18/2029[1]	1,985	2,008
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.719% 7/22/2032[1,4,5]	3,350	3,353
Apex Credit CLO, LLC, Series 2019-2, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.736% 10/25/2032[1,4,5]	1,449	1,452
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.524% 4/26/2036[1,4,5]	800	810
Ares CLO, Ltd., Series 2021-61, Class A, (3-month USD CME Term SOFR + 1.412%) 6.729% 10/20/2034[1,4,5]	1,050	1,050
ARES CLO, Ltd., Series 2018-50, Class D, (3-month USD CME Term SOFR + 3.162%) 8.476% 1/15/2032[1,4,5]	500	495
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,5]	10,000	9,889
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,5]	425	414
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	5,911	5,991
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.586% 10/15/2033[1,4,5]	4,353	4,361
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 1/18/2035[1,4,5]	1,500	1,497
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.569% 7/24/2036[1,4,5]	500	508
Ballyrock, Ltd., CLO, Series 2018-1, Class C, (3-month USD CME Term SOFR + 3.412%) 8.729% 4/20/2031[1,4,5]	3,275	3,275
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]	53	53
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	7,500	7,298
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,5]	7,500	7,277
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,5]	4,000	3,638
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	815	796
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	7,800	7,258
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,5]	8,400	7,459
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.129% 7/20/2033[1,4,5]	3,500	3,491
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 8.829% 3/9/2034[1,4,5]	1,000	976
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 7.30% 4/24/2034[1,4,5]	1,000	996
American Funds Strategic Bond Fund — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[1,4,5]	USD41,465	$41,827
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	1,449	1,263
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 7.779% 10/20/2030[1,4,5]	700	699
Bluemountain CLO, Ltd., Series 2018-2, Class D, (3-month USD CME Term SOFR + 3.412%) 8.719% 8/15/2031[1,4,5]	250	244
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	605	606
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	2,166	2,162
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	160	160
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	295	295
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	572	571
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	100	101
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	118	119
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	7,377	6,508
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	1,562	1,442
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	3,854	3,606
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	599	516
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	4,456	4,033
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	17,067	16,665
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	2,905	2,826
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,5]	1,530	1,542
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 6.716% 1/15/2035[1,4,5]	500	501
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	504	509
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	599	608
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,5]	686	618
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,5]	1,277	1,155
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.978% 4/17/2030[1,4,5]	500	497
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	100	100
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	2,500	2,459
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	351	349
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,5]	526	531
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,5]	689	694
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,5]	622	637
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,5]	188	187
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	100	100
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,5]	1,013	1,018
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,5]	4,000	4,455
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,5]	700	711
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	2,000	1,973
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	3,000	2,950
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,5]	3,000	3,091
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,5]	212	216
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,5]	245	252
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.164% 10/15/2036[1,4,5]	1,667	1,674
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.714% 10/15/2036[1,4,5]	1,714	1,724
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[1]	12,386	12,396
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[1]	2,538	2,535
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,259	6,256
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	5,477	5,470
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	703	704
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,5]	144	144
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	400	399
American Funds Strategic Bond Fund — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,5]	USD1,125	$1,139
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	524	529
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	541	555
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.78% 1/18/2032[1,4,5]	700	702
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 8.418% 4/20/2035[1,4,5]	300	289
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.718% 10/20/2035[1,4,5]	1,800	1,805
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,932	2,610
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.729% 4/20/2034[1,4,5]	1,800	1,802
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.619% 10/20/2034[1,4,5]	1,000	1,001
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	181	181
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,5]	1,561	1,546
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	144	143
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	414	413
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	616	615
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	286	286
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	227	228
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[1]	695	699
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,431
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	125	126
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[1]	2,275	2,243
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,138
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	327	326
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[1]	695	705
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	517	513
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	316	315
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	430	449
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	226	230
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	1,360	1,361
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	725	735
Exeter Automobile Receivables Trust, Series 2023-4, Class D, 6.95% 12/17/2029[1]	991	1,015
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	1,834	1,838
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	339	338
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	1,644	1,643
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,5]	6,737	7,561
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]	3,697	3,946
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	2,028	2,154
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,5]	2,408	2,529
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,5]	4,052	4,304
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,5]	1,529	1,535
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,5]	3,576	3,585
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	10,049	9,407
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	57	57
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	214	214
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	99	100
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	67	68
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,5]	225	232
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	3,826	3,404
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	218	180
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[1,5]	2,000	1,840
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[1,5]	6,000	5,279
Gilbert Park CLO, Ltd., Series 2017-1, Class A, (3-month USD CME Term SOFR + 1.452%) 6.766% 10/15/2030[1,4,5]	335	336
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	1,427	1,344
American Funds Strategic Bond Fund — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	USD2,784	$2,571
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,5]	764	705
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	989	990
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	122	123
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	110	111
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	633	633
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	610	611
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	1,900	1,992
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,5]	1,430	1,515
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,5]	925	929
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	69	69
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[1,4,5]	3,056	3,057
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.056% 1/25/2031[1,4,5]	768	769
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.076% 10/25/2034[1,4,5]	3,420	3,420
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.876% 4/15/2034[1,4,5]	500	497
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 8.268% 7/20/2036[1,4,5]	1,500	1,509
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.479% 1/20/2031[1,4,5]	400	400
Hayfin Kingsland XI, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.712%) 8.029% 10/20/2034[1,4,5]	295	296
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,660	3,573
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	2,336	2,282
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,5]	3,493	3,358
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	4,450	4,521
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	10,573	9,661
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	3,950	3,603
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	2,477	2,264
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,5]	275	280
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,5]	853	874
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,5]	1,342	1,378
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	6,036	5,506
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	14,209	13,072
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,5]	10,701	10,304
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	490	508
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,5]	315	328
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	200	211
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,5]	3,442	3,593
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.534% 2/5/2031[1,4,5]	542	542
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.276% 7/14/2031[1,4,5]	500	500
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD CME Term SOFR + 2.012%) 7.329% 10/20/2034[1,4,5]	1,700	1,715
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	202	202
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	550	549
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	19,370	19,391
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	207	209
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	510	508
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	586	592
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	261	260
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,127	1,122
American Funds Strategic Bond Fund — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	USD493	$501
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	447	446
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	541	541
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	1,771	1,793
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	219	223
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	334	340
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	1,712	1,715
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	333	334
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/20/2035[1,4,5]	1,700	1,701
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 8.179% 1/22/2035[1,4,5]	435	435
Marble Point CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.012%) 7.327% 7/23/2032[1,4,5]	1,250	1,250
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.927% 7/23/2032[1,4,5]	1,600	1,601
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.329% 4/20/2033[1,4,5]	1,721	1,672
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.971% 11/16/2034[1,4,5]	1,000	963
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.026% 7/15/2029[1,4,5]	4,000	3,996
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.298% 4/18/2034[1,4,5]	1,500	1,500
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.848% 4/18/2034[1,4,5]	500	500
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	31,897	31,916
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,5]	400	400
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,5]	2,400	2,400
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]	16,102	16,091
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]	2,605	2,603
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,11]	8,615	8,687
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7,11]	12,000	12,096
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,11]	5,000	5,040
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]	1,639	1,656
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,5]	7,000	7,032
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,5]	5,000	5,042
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,5]	5,000	5,026
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	678	579
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	5,731	5,123
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,5]	3,906	3,383
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	60	54
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,5]	5,313	4,319
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,5]	11,333	9,212
American Funds Strategic Bond Fund — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.721% 10/19/2031[1,4,5]	USD500	$500
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD CME Term SOFR + 1.422%) 6.736% 7/15/2034[1,4,5]	1,000	1,000
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	42,939	37,667
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.818% 4/20/2035[1,4,5]	250	251
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.689% 4/22/2030[1,4,5]	2,600	2,603
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.796% 10/15/2034[1,4,5]	750	750
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[1,4,5]	4,990	4,999
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.587% 4/10/2033[1,4,5]	3,500	3,498
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.664% 7/16/2036[1,4,5]	500	509
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]	3,712	3,687
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]	4,316	4,289
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,5]	1,350	1,333
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,5]	1,350	1,331
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,122	1,121
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	3,866	3,668
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,937	2,769
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,5]	1,000	975
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/25/2036[1,4,5]	1,400	1,405
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,4,5]	1,703	1,725
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.364% 4/15/2030[1,4,5]	1,030	1,030
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.068% 7/20/2031[1,4,5]	1,297	1,301
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 7.118% 2/14/2034[1,4,5]	1,000	993
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	7,728	7,611
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.469% 8/16/2027[1,4,5]	961	967
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	561	562
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	627	633
Pikes Peak CLO, Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.412%) 8.73% 7/24/2031[1,4,5]	325	324
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.268% 4/20/2036[1,4,5]	3,000	3,009
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.618% 4/20/2036[1,4,5]	214	215
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.768% 4/20/2036[1,4,5]	500	507
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 8.133% 4/16/2037[1,4,5]	1,000	1,003
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	235	236
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]	1,366	1,363
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	421	424
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,5]	682	687
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.694% 7/25/2051[1,4,5]	685	680
RAD CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.70% 7/24/2032[1,4,5]	1,950	1,950
RAD CLO, Ltd., Series 2019-6A, Class A1, (3-month USD CME Term SOFR + 1.642%) 6.959% 1/20/2033[1,4,5]	250	250
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.919% 4/17/2036[1,4,5]	3,500	3,500
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,5]	870	877
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	189	190
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 10/15/2032[1,4,5]	1,500	1,502
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/20/2035[1,4,5]	800	800
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	6,557	6,521
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	7,757	7,632
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.579% 7/20/2034[1,4,5]	1,191	1,166
American Funds Strategic Bond Fund — Page 33 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 6.609% 4/20/2031[1,4,5]	USD281	$281
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 6.696% 4/15/2036[1,4,5]	1,500	1,502
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	739	739
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]	8,073	7,932
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	2,589	2,567
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	6,685	6,687
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,643
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	70	70
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	679	681
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	3,071	3,036
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	1,072	1,060
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	531	530
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	484	488
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	118	118
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	887	878
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	531	535
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	6,560	6,696
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	399	399
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	203	204
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	117	118
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,5]	455	459
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[1,4,5]	277	279
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	1,585	1,374
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	1,585	1,374
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,5]	2,106	2,206
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	5,001	4,710
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,5]	5,000	4,769
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,5]	7,896	7,997
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	4,972
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	3,000	2,993
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,269	5,570
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,344	2,181
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	11,243	10,337
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[1,5]	16,126	13,465
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	550	512
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,5]	5,114	4,642
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	2,483	2,338
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[1,4,5]	1,500	1,501
Sycamore Tree CLO, Ltd., Series 2023-3, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.318% 4/20/2035[1,4,5]	750	750
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.079% 4/20/2036[1,4,5]	667	667
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	12,743	12,871
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.807% 8/16/2034[1,4,5]	1,000	999
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,5]	1,317	1,254
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,5]	2,361	2,137
TIAA CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 2.412%) 7.729% 1/20/2032[1,4,5]	750	751
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 8.876% 7/15/2034[1,4,5]	1,000	983
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 5/22/2034[1,5]	269	271
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	243	243
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.766% 4/25/2034[1,4,5]	900	863
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,4,5]	29,000	29,012
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[1,4,5]	9,968	9,968
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.923% 4/25/2033[1,4,5]	1,500	1,502
American Funds Strategic Bond Fund — Page 34 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.508% 7/20/2036[1,4,5]	USD500	$513
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	969	869
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,487	3,141
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 7.979% 7/20/2032[1,4,5]	1,500	1,503
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[1,4,5]	20,000	20,055
Vibrant CLO, Ltd., Series 2017-7, Class B, (3-month USD CME Term SOFR + 2.662%) 7.979% 9/15/2030[1,4,5]	730	731
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.114% 4/15/2036[1,4,5]	1,000	1,006
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	72	72
Wells Fargo Card Issuance Trust, Series 2024-A1, Class A, 4.94% 2/15/2029[1]	1,499	1,501
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	496	496
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,5]	1,606	1,620
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	212	212
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	412	412
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,308	1,316
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	483	486
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,5]	1,207	1,230
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,5]	6,972	7,125
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	521	522
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	269	272
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	700	703
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	4,604	4,613
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/25/2036[1,4,5]	750	754
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.825% 4/25/2036[1,4,5]	500	502
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	199	199
		957,439
Municipals 1.33% California 0.21%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,730
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,278
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,780
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,896
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,448
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,218
		38,350
Florida 0.15%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	14,375
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	12,751
		27,126
Illinois 0.18%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	552
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,486
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	914
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[5]	1,780	1,935
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	17,658
American Funds Strategic Bond Fund — Page 35 of 45

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	USD100	$104
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	6,385	6,123
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	2,868
		32,640
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,058
Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,965	41,794
Puerto Rico 0.17%
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	1,275	1,301
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,345
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,362
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,363
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,143
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,012
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	855
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,133
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,150
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	186	184
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	969
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	5,061	2,932
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	16,275
		31,024
Texas 0.07%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	12,500	12,644
Washington 0.14%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[5]	24,900	25,520
Wisconsin 0.17%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,840	20,476
		31,851
Total municipals		242,007
American Funds Strategic Bond Fund — Page 36 of 45

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.10%		Principal amount (000)	Value (000)
Fannie Mae 0.875% 8/5/2030		USD19,166	$15,569
Federal Farm Credit Banks 1.75% 2/14/2025		3,107	3,017
			18,586
Total bonds, notes & other debt instruments (cost: $18,102,480,000)			17,277,786
Common stocks 0.04% Information technology 0.02%		Shares
Diebold Nixdorf, Inc.[15]		125,087	4,308
Consumer discretionary 0.02%
Party City Holdco, Inc.[7,15]		130,501	2,446
Party City Holdco, Inc.[5,7,15]		1,303	24
NMG Parent, LLC[15]		1,149	111
MYT Holding Co., Class B15		130,350	29
			2,610
Total common stocks (cost: $4,686,000)			6,918
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[15]		224,416	127
Total preferred securities (cost: $201,000)			127
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[15]		4,602	54
Total rights & warrants (cost: $28,000)			54
Short-term securities 18.60% Money market investments 18.01%
Capital Group Central Cash Fund 5.37%[16,17]		32,836,475	3,282,334
Bills & notes of governments & government agencies outside the U.S. 0.59%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 6/4/2024	23.839%	EGP1,320,450	26,730
Egypt (Arab Republic of) 9/17/2024	23.815	1,424,150	26,739
Egypt (Arab Republic of) 1/14/2025	22.586	1,527,425	26,624
Egypt (Arab Republic of) 3/18/2025	21.735	1,621,250	27,027
			107,120
Total short-term securities (cost: $3,390,093,000)			3,389,454
American Funds Strategic Bond Fund — Page 37 of 45

unaudited
Options purchased (equity style) 0.16%	Value (000)
Options purchased (equity style)*	$28,046
Total options purchased (equity style) (cost: $66,684,000)	28,046
Total investment securities 113.62% (cost: $21,564,172,000)	20,702,385
Total options written† (0.52)% (premium received: $118,865,000)	(94,081)
Other assets less liabilities (13.10)%	(2,386,660)
Net assets 100.00%	$18,221,644
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
10 Year U.S. Treasury Note Futures Option	100	5/24/2024	USD117.00	USD10,000	$5
3 Month SOFR Futures Option	49,192	6/14/2024	96.00	12,298,000	23,674
3 Month SOFR Futures Option	7,111	6/14/2024	96.50	1,777,750	1,022
3 Month SOFR Futures Option	37,341	12/13/2024	98.00	9,335,250	2,100
					$26,801
Put
3 Month SOFR Futures Option	1,215	12/13/2024	USD94.37	USD303,750	$76
3 Month SOFR Futures Option	2,430	12/13/2024	94.44	607,500	167
3 Month SOFR Futures Option	2,430	12/13/2024	94.94	607,500	562
3 Month SOFR Futures Option	1,215	12/13/2024	95.12	303,750	440
					$1,245
					$28,046
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
3 Month SOFR Futures Option	49,191	6/14/2024	USD96.00	USD12,297,750	$(54,725)
3 Month SOFR Futures Option	7,111	6/14/2024	96.50	1,777,750	(2,667)
3 Month SOFR Futures Option	33,688	12/13/2024	95.25	8,422,000	(31,161)
					$(88,553)
Put
3 Month SOFR Futures Option	1,215	12/13/2024	USD94.63	USD303,750	$(114)
3 Month SOFR Futures Option	4,860	12/13/2024	94.69	1,215,000	(547)
3 Month SOFR Futures Option	33,688	12/13/2024	94.75	8,422,000	(4,632)
3 Month SOFR Futures Option	1,215	12/13/2024	94.87	303,750	(235)
					$(5,528)
					$(94,081)
American Funds Strategic Bond Fund — Page 38 of 45

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
3 Month SOFR Futures	Long	44,468	3/19/2025	USD10,608,953	$(61)
2 Year U.S. Treasury Note Futures	Long	24,471	7/3/2024	5,003,937	(11,383)
5 Year U.S. Treasury Note Futures	Long	20,673	7/3/2024	2,212,334	(7,902)
10 Year Euro-Bund Futures	Long	752	6/10/2024	108,210	851
10 Year Italy Government Bond Futures	Short	8,850	6/10/2024	(1,136,286)	(15,308)
10 Year Japanese Government Bond Futures	Short	1,742	6/20/2024	(1,678,709)	845
10 Year U.S. Treasury Note Futures	Short	17,111	6/28/2024	(1,961,081)	(15,196)
10 Year U.S. Treasury Note Futures	Short	23,956	6/28/2024	(2,654,250)	1,999
20 Year U.S. Treasury Bond Futures	Long	414	6/28/2024	49,861	621
30 Year Euro-Buxl Futures	Long	200	6/10/2024	29,302	565
30 Year Ultra U.S. Treasury Bond Futures	Short	2,233	6/28/2024	(288,057)	(2,452)
					$(47,421)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
COP	816,915,000	USD	206,344	Citibank	4/8/2024	$4,564
USD	23,666	BRL	117,230	JPMorgan Chase	4/8/2024	318
USD	3,149	SEK	32,500	Barclays Bank PLC	4/8/2024	112
USD	6,966	KRW	9,269,600	HSBC Bank	4/8/2024	94
USD	8,669	INR	720,000	Goldman Sachs	4/8/2024	37
CLP	74,789,700	USD	77,115	HSBC Bank	4/8/2024	(805)
KRW	146,623,337	USD	110,094	UBS AG	4/8/2024	(1,400)
USD	53,495	ILS	196,387	Barclays Bank PLC	4/9/2024	60
EUR	5,949	MXN	110,000	Bank of New York Mellon	4/15/2024	(176)
USD	4,437	SGD	5,945	Barclays Bank PLC	4/16/2024	30
USD	96,151	ILS	344,058	Barclays Bank PLC	4/17/2024	2,506
JPY	620,865	USD	4,214	Morgan Stanley	4/17/2024	(100)
JPY	1,831,000	EUR	11,367	Goldman Sachs	4/17/2024	(141)
JPY	26,983,985	USD	183,764	Morgan Stanley	4/17/2024	(4,966)
USD	48,438	ZAR	906,875	JPMorgan Chase	4/18/2024	636
NOK	1,166,229	USD	110,564	Morgan Stanley	4/18/2024	(3,084)
USD	64,809	EUR	59,240	Morgan Stanley	4/19/2024	842
USD	1,202	MXN	20,177	BNP Paribas	4/22/2024	(7)
USD	64,790	MXN	1,088,125	Bank of America	4/22/2024	(410)
USD	198,101	MXN	3,342,929	Citibank	4/22/2024	(2,206)
JPY	52,836,526	USD	350,508	BNP Paribas	4/25/2024	18
GBP	87,260	USD	110,598	Morgan Stanley	4/25/2024	(445)
EUR	164,725	USD	178,388	Morgan Stanley	4/26/2024	(467)
USD	373,097	MXN	6,271,738	Morgan Stanley	4/26/2024	(2,470)
USD	51,367	ILS	196,387	Barclays Bank PLC	5/9/2024	(2,137)
USD	89,261	BRL	449,920	JPMorgan Chase	7/1/2024	370
						$(9,227)
American Funds Strategic Bond Fund — Page 39 of 45

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	USD1,057,900	$6,211	$—	$6,211
5.018%	Annual	SOFR	Annual	10/2/2025	1,439,800	4,628	—	4,628
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(29,048)	—	(29,048)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(29,102)	—	(29,102)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD97,668	(739)	—	(739)
4.2035%	Annual	SOFR	Annual	1/10/2026	1,771,166	(13,437)	—	(13,437)
4.184%	Annual	SOFR	Annual	1/10/2026	1,771,166	(14,023)	—	(14,023)
4.568%	Annual	SOFR	Annual	3/1/2026	2,587,700	(850)	—	(850)
4.56%	Annual	SOFR	Annual	3/1/2026	2,633,000	(1,249)	—	(1,249)
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	(3,002)	—	(3,002)
4.26959%	Annual	SOFR	Annual	3/31/2026	1,006,800	(3,102)	—	(3,102)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	84	(3)	87
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(5,206)	—	(5,206)
3.5405%	Annual	SOFR	Annual	1/23/2027	1,190,100	(8,386)	—	(8,386)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(9,217)	—	(9,217)
3.481%	Annual	SOFR	Annual	1/29/2027	1,075,400	(8,559)	—	(8,559)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(8,942)	—	(8,942)
3.761%	Annual	SOFR	Annual	2/20/2027	1,125,700	(2,511)	—	(2,511)
3.7645%	Annual	SOFR	Annual	2/20/2027	2,248,700	(4,873)	—	(4,873)
3.6475%	Annual	SOFR	Annual	2/27/2028	2,814,400	2,545	—	2,545
3.611%	Annual	SONIA	Annual	1/10/2029	GBP307,100	(3,732)	—	(3,732)
3.609%	Annual	SONIA	Annual	1/10/2029	307,100	(3,766)	—	(3,766)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	2,916	—	2,916
SOFR	Annual	3.529%	Annual	1/29/2030	472,000	3,677	—	3,677
SOFR	Annual	3.5485%	Annual	1/29/2030	512,500	3,558	—	3,558
SOFR	Annual	3.528%	Annual	1/29/2030	385,600	3,021	—	3,021
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	3,255	—	3,255
3.18%	Annual	SOFR	Annual	4/17/2030	USD166,100	(6,580)	—	(6,580)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(5,741)	—	(5,741)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(5,053)	—	(5,053)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(5,151)	—	(5,151)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(5,141)	—	(5,141)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(7,071)	—	(7,071)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(5,677)	—	(5,677)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(5,912)	—	(5,912)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(6,576)	—	(6,576)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(6,320)	—	(6,320)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(6,790)	—	(6,790)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	28,482	—	28,482
28-day MXN-TIIE	28-day	8.188%	28-day	1/27/2031	MXN647,600	1,118	—	1,118
28-day MXN-TIIE	28-day	8.3425%	28-day	1/27/2031	122,650	153	—	153
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	5,173	—	5,173
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	776	—	776
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(2,736)	—	(2,736)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,278	—	6,278
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,903	—	2,903
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,593	—	2,593
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	7,627	—	7,627
American Funds Strategic Bond Fund — Page 40 of 45

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	EUR74,200	$36,771	$—	$36,771
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	36,593	—	36,593
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	19,332	—	19,332
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(13,970)	—	(13,970)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(14,223)	—	(14,223)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(17,013)	—	(17,013)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	13,054	—	13,054
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	12,929	—	12,929
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	6,079	—	6,079
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	5,487	—	5,487
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	5,074	—	5,074
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	4,916	—	4,916
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	5,055	—	5,055
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	6,424	—	6,424
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	10,766	—	10,766
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	5,143	—	5,143
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	4,849	—	4,849
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	5,305	—	5,305
SOFR	Annual	3.6765%	Annual	2/20/2054	205,384	(2,099)	—	(2,099)
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	(2,190)	—	(2,190)
SOFR	Annual	3.7205%	Annual	2/21/2054	164,416	(2,982)	—	(2,982)
SOFR	Annual	3.6745%	Annual	2/28/2054	228,900	(2,278)	—	(2,278)
						$(10,472)	$(3)	$(10,469)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD146,486	$(3,353)	$(1,905)	$(1,448)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	539,676	(39,829)	(29,893)	(9,936)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	1,586,157	(35,922)	(35,062)	(860)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,254,475	(308,449)	(304,138)	(4,311)
					$(387,553)	$(370,998)	$(16,555)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 18.01%
Money market investments 18.01%
Capital Group Central Cash Fund 5.37%[16]	$2,660,737	$2,383,655	$1,761,019	$74	$(1,113)	$3,282,334	$39,973
American Funds Strategic Bond Fund — Page 41 of 45

unaudited
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$16,101	$16,091	.09%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7]	12/6/2022	12,000	12,096.06
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7]	12/6/2022	8,615	8,687.05
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7]	12/6/2022	4,999	5,040.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	2,605	2,603.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	10,327	10,370.06
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	9,000	9,049.05
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	3,811	3,646.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,8]	9/13/2023	2,860	2,929.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[4,8]	9/13/2023-3/13/2024	56	56	.00 [18]
Total		$70,374	$70,567	.39%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,411,685,000, which represented 18.72% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $67,900,000, which represented .37% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,567,000, which represented .39% of the net assets of the fund.

[12]	Scheduled interest and/or principal payment was not received.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $801,639,000, which represented 4.40% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 3/31/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
American Funds Strategic Bond Fund — Page 42 of 45

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $29,977,143,000. The average month-end notional amount of futures contracts while held was $52,271,654,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,334,182,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $11,791,334,000 and $5,473,420,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Strategic Bond Fund — Page 43 of 45

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,226,439	$65,521	$7,291,960
Corporate bonds, notes & loans	—	5,374,562	19,419	5,393,981
U.S. Treasury bonds & notes	—	2,121,681	—	2,121,681
Bonds & notes of governments & government agencies outside the U.S.	—	1,252,132	—	1,252,132
Asset-backed obligations	—	892,806	64,633	957,439
Municipals	—	242,007	—	242,007
Federal agency bonds & notes	—	18,586	—	18,586
Common stocks	4,308	140	2,470	6,918
Preferred securities	—	127	—	127
Rights & warrants	—	54	—	54
Short-term securities	3,282,334	107,120	—	3,389,454
Options purchased on futures (equity style)	28,046	—	—	28,046
Total	$3,314,688	$17,235,654	$152,043	$20,702,385

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,881	$—	$—	$4,881
Unrealized appreciation on open forward currency contracts	—	9,587	—	9,587
Unrealized appreciation on centrally cleared interest rate swaps	—	262,778	—	262,778
Liabilities:
Value of options written	(94,081)	—	—	(94,081)
Unrealized depreciation on futures contracts	(52,302)	—	—	(52,302)
Unrealized depreciation on open forward currency contracts	—	(18,814)	—	(18,814)
Unrealized depreciation on centrally cleared interest rate swaps	—	(273,247)	—	(273,247)
Unrealized depreciation on centrally cleared credit default swaps	—	(16,555)	—	(16,555)
Total	$(141,502)	$(36,251)	$—	$(177,753)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 44 of 45

unaudited

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

GHS = Ghanaian cedi
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
Part. = Participation
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-112-0524O-S96410
American Funds Strategic Bond Fund — Page 45 of 45